Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 26- SUBSEQUENT EVENT

In February 2018, the Holding Company entered into a credit facility with a third-party bank pursuant to which the Holding Company may borrow up to an aggregate principal amount of $6,000.  The purpose of the credit facility is to provide an additional source of liquidity for the Holding Company and to provide potential funds, as needed, for the Holding Company to downstream as additional capital to the Bank to support growth.  Loans under the credit facility will bear interest at a rate equal to the Prime Rate plus 0.75%.  The credit facility is secured by a pledge of the Holding Company’s stock of CFBank.  The credit facility will expire in February 2020 unless extended or replaced.